Fair Value Measurements- Level Three Assets (Details) - USD ($) $ in Millions	2 Months Ended
	Jul. 01, 2016	May 12, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 71	$ 501
Redemptions	(437)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	7
2017 Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	70	501
Redemptions	(437)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	6
2020 Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	1	$ 0
Redemptions	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 1